Provisions - Main Data of Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net provision	€ 492	€ 576
Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	458	519
Net provision	492	576
Net assets	34	57
Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1,086	3,239	€ 2,628
Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(801)	(2,982)	(2,520)
Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	285	257
Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	173	262
United Kingdom | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	19
Net provision	0	19
Net assets	0	0
United Kingdom | Operating segments | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(40)
Net provision	4
Net assets	44
United Kingdom | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	1,858	1,548
United Kingdom | Operating segments | Obligation | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1,979	1,858
United Kingdom | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	(1,839)	(1,570)
United Kingdom | Operating segments | Assets | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(2,019)	(1,839)
United Kingdom | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	19
United Kingdom | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Germany | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	255	211
Net provision	262	218
Net assets	7	7
Germany | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	350	304	239
Germany | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(95)	(93)	(90)
Germany | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	255	211
Germany | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Brazil | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	123	206
Net provision	149	255
Net assets	26	49
Brazil | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	643	982	749
Brazil | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(693)	(1,038)	(848)
Brazil | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(50)	(56)
Brazil | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	173	262
Telefónica Hispam | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	74	78
Net provision	74	78
Net assets	0	0
Telefónica Hispam | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	74	78	74
Telefónica Hispam | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica Hispam | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	74	78
Telefónica Hispam | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Other companies | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	6	5
Net provision	7	6
Net assets	1	1
Other companies | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	19	17	18
Other companies | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(13)	(12)	€ (12)
Other companies | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	6	5
Other companies | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 0	€ 0